Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Organization and Basis of Presentation

Note 1 – Organization and Basis of Presentation

Organization

The Company was incorporated as Novint Technologies, Inc. in the State of New Mexico in April 1999. On February 26, 2002, the Company changed its state of incorporation to Delaware by merging with Novint Technologies, Inc., a Delaware corporation. On August 14, 2023, following a share exchange agreement, the Company changed its name from “Novint Technologies, Inc.” to “Dror Ortho-Design, Inc.”. Following the share exchange, the Company succeeded to the business of Dror Ortho-Design, Ltd (“Private Dror”) as its sole line of business. The Company is involved in the research and development of an orthodontic alignment platform and has not yet reached the sales stage for its product.

The Company’s stock is quoted on the OTC Pink Market under the symbol DROR.

Reverse Recapitalization

On July 5, 2023, Private Dror entered into a share exchange agreement with the Company and on August 14, 2023 the share exchange was consummated (the “Share Exchange”). As a result of the Share Exchange, The shareholders of Private Dror exchanged all 235,089 of their outstanding shares of common stock, for 106,782,187 shares of the Company’s Common Stock and 7,576,999 shares of the Company’s Series A Preferred Stock. As a result, Private Dror became a wholly owned subsidiary of the Company and the prior- Share Exchange Private Dror shareholders hold 56.1 % of the Company’s common stock equivalents based on the common and preferred shares received in the Share Exchange.

The Share Exchange is being accounted for as a recapitalization, with Private Dror deemed to be the accounting acquirer and the Company the acquired company. Accordingly, Private Dror’s historical financial statements for periods prior to the consummation of the Share Exchange have become those of the registrant. Assets and liabilities and the historical operations reported for periods prior to the Share Exchange are those of Private Dror other than equity items. All references to common stock, preferred stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Pursuant to the Share Exchange, the Company issued shares of its common stock and preferred stock to Private Dror’s stockholders, at an exchange ratio of 3,677.27 shares of the Company’s common stock.

As of August 14, 2023 the fair value of the net liabilities of the Company was 793,497, which was recorded as Additional Paid-In Capital as part of the Share Exchange.

Nature of Business

The Company is involved in the research and development of an orthodontic alignment platform. The Company has several patents for the technology used in the platform and is currently in the process of preparing the prototype for FDA approval.

Note 1 – Organization and Basis of Presentation

Organization

Dror Ortho Design Ltd (“Dror” or the “Company”), was incorporated in May 2004 in the State of Israel. The Company began operations in December 2006. From commencement of operations through 2017, the Company was working on the development of their first product and had limited revenues. From 2018 and onwards, the Company has begun development of a new product, and has not yet reached the sales stage for that product. The Company’s activities include the development of orthodontic devices.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Restatement of Statements of Operations

After the initial issuance of the financial statements, management determined that the basic and diluted net loss per share for both of the years ended December 31, 2022 and 2021 did not include cumulative undeclared dividends on the preferred shares. The Statements of Operations has been revised to reflect the preferred shares rights. The prior calculation of basic and diluted net loss per share as for years ended December 31, 2022 and 2021, were 13.56 and 3.87, respectively. In the management opinion this adjustment has no material effect on shareholders.

Functional Currency

The Company accounts for foreign currency transactions pursuant to ASC 830, “Foreign Currency Matters”. The functional currency of the Company is the United States Dollars (“US$”) as the U.S. dollar is the currency of the primary economic environment in which the Company operates. The accompanying financial statements have been expressed in US$. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the statements of operations. The exchange rate of the US Dollar to the Israeli Shekel was 3.519 and 3.110 as of December 31, 2022 and 2021, respectively.

Going Concern and Management’s Plans

The financial statements are presented on a going concern basis. The Company has not yet generated any material revenues, has suffered recurring losses from operations and is dependent upon external sources for financing its operations. As of December 31, 2022, the Company had net working capital of $593,494, stockholders’ equity of $596,076 and accumulated deficit of $10,162,822. There is no assurance that profitable operations, if achieved, could be sustained on a continuing basis. Further, the Company’s future operations are dependent on the success of the Company’s efforts to raise additional capital, its research and commercialization efforts, regulatory approvals, and ultimately the market acceptance of the Company’s products. There is no assurance that the Company will be successful in raising these funds. These financial statements do not include adjustments that may result from the outcome of these uncertainties. See Note 14 in regard to Management’s plans to these matters, including about the funding of USD 5-6 million by investors via a reverse merger transaction.